Identification and Activities of the Company and Subsidiaries (Details 2) - shares	Dec. 31, 2018	Dec. 31, 2017
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	7,138,685
Number of Shares Outstanding, Ownership Percentage	5.93%
The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	13.39%	20.74%
Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	20.89%	19.72%
Inversiones El Boldo Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		17.36%
Inversiones RAC Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		8.13%
Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	6.91%	6.91%
Inversiones PCS Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		6.51%
Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.34%	3.34%
Banco de Chile por Cuenta de Terceros no Residentes [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	4.07%	3.19%
Banco Itau por Cuenta de Inversionistas [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage		2.67%
Banco Santander por cuenta de inversionistas extranjeros [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%	1.75%
Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.73%
Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	1.43%
Banco Ita through Corpbanca on behalf of foreign investors [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	3.07%
Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of Shares Outstanding, Ownership Percentage	23.77%
Series A Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series A Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	44,894,152	44,894,152
Number of Shares Outstanding, Ownership Percentage	31.43%	31.43%
Series A Stock [Member] | Inversiones El Boldo Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		29,330,326
Number of Shares Outstanding, Ownership Percentage		20.54%
Series A Stock [Member] | Inversiones RAC Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		19,200,242
Number of Shares Outstanding, Ownership Percentage		13.44%
Series A Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	18,179,147	18,179,147
Number of Shares Outstanding, Ownership Percentage	12.73%	12.73%
Series A Stock [Member] | Inversiones PCS Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		15,526,000
Number of Shares Outstanding, Ownership Percentage		10.87%
Series A Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,798,539	8,798,539
Number of Shares Outstanding, Ownership Percentage	6.16%	6.16%
Series A Stock [Member] | Banco de Chile por Cuenta de Terceros no Residentes [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	15,687	0
Number of Shares Outstanding, Ownership Percentage	0.01%	0.00%
Series A Stock [Member] | Banco Itau por Cuenta de Inversionistas [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		19,125
Number of Shares Outstanding, Ownership Percentage		0.01%
Series A Stock [Member] | Banco Santander por cuenta de inversionistas extranjeros [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		0
Number of Shares Outstanding, Ownership Percentage		0.00%
Series A Stock [Member] | Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	528,092
Number of Shares Outstanding, Ownership Percentage	0.37%
Series A Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	3,711,598
Number of Shares Outstanding, Ownership Percentage	2.60%
Series A Stock [Member] | Banco Ita through Corpbanca on behalf of foreign investors [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%
Series A Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	62,556,568
Number of Shares Outstanding, Ownership Percentage	43.80%
Series B Stock [Member] | The Bank of New York Mellon, ADRs [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	35,254,267	54,599,961
Number of Shares Outstanding, Ownership Percentage	29.29%	45.36%
Series B Stock [Member] | Sociedad de Inversiones Pampa Calichera S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	10,093,154	7,007,688
Number of Shares Outstanding, Ownership Percentage	8.38%	5.82%
Series B Stock [Member] | Inversiones El Boldo Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		16,363,546
Number of Shares Outstanding, Ownership Percentage		13.59%
Series B Stock [Member] | Inversiones RAC Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		2,202,773
Number of Shares Outstanding, Ownership Percentage		1.83%
Series B Stock [Member] | Potasios de Chile S.A. [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Inversiones PCS Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		1,600,000
Number of Shares Outstanding, Ownership Percentage		1.33%
Series B Stock [Member] | Inversiones Global Mining Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0	0
Number of Shares Outstanding, Ownership Percentage	0.00%	0.00%
Series B Stock [Member] | Banco de Chile por Cuenta de Terceros no Residentes [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	10,703,812	8,394,289
Number of Shares Outstanding, Ownership Percentage	8.89%	6.97%
Series B Stock [Member] | Banco Itau por Cuenta de Inversionistas [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		7,017,504
Number of Shares Outstanding, Ownership Percentage		5.83%
Series B Stock [Member] | Banco Santander por cuenta de inversionistas extranjeros [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding		4,593,336
Number of Shares Outstanding, Ownership Percentage		3.82%
Series B Stock [Member] | Banchile C de B S A [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	4,028,611
Number of Shares Outstanding, Ownership Percentage	3.35%
Series B Stock [Member] | Inversiones la Esperanza de Chile Limitada [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	46,500
Number of Shares Outstanding, Ownership Percentage	0.04%
Series B Stock [Member] | Banco Ita through Corpbanca on behalf of foreign investors [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	8,085,730
Number of Shares Outstanding, Ownership Percentage	6.72%
Series B Stock [Member] | Inversiones TLC SPA [Member]
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding	0
Number of Shares Outstanding, Ownership Percentage	0.00%